Fees Summary	Oct. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,015,000,000.00
Previously Paid Amount	1,035,414.00
Total Fee Amount	1,035,414.00
Total Offset Amount	0.00
Net Fee	$ 0.00